Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
UBS DYNAMIC ALPHA FUND (Prospectus Summary) | UBS DYNAMIC ALPHA FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNAAX
UBS DYNAMIC ALPHA FUND (Prospectus Summary) | UBS DYNAMIC ALPHA FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNABX
UBS DYNAMIC ALPHA FUND (Prospectus Summary) | UBS DYNAMIC ALPHA FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNACX
UBS DYNAMIC ALPHA FUND (Prospectus Summary) | UBS DYNAMIC ALPHA FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNAYX
UBS GLOBAL ALLOCATION FUND (Prospectus Summary) | UBS GLOBAL ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGLX
UBS GLOBAL ALLOCATION FUND (Prospectus Summary) | UBS GLOBAL ALLOCATION FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNPBX
UBS GLOBAL ALLOCATION FUND (Prospectus Summary) | UBS GLOBAL ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNPCX
UBS GLOBAL ALLOCATION FUND (Prospectus Summary) | UBS GLOBAL ALLOCATION FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGLX
UBS GLOBAL FRONTIER FUND (Prospectus Summary) | UBS GLOBAL FRONTIER FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGFAX
UBS GLOBAL FRONTIER FUND (Prospectus Summary) | UBS GLOBAL FRONTIER FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGFCX
UBS GLOBAL FRONTIER FUND (Prospectus Summary) | UBS GLOBAL FRONTIER FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGFYX
UBS GLOBAL EQUITY FUND (Prospectus Summary) | UBS GLOBAL EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGEX
UBS GLOBAL EQUITY FUND (Prospectus Summary) | UBS GLOBAL EQUITY FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNEBX
UBS GLOBAL EQUITY FUND (Prospectus Summary) | UBS GLOBAL EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNECX
UBS GLOBAL EQUITY FUND (Prospectus Summary) | UBS GLOBAL EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGEX
UBS INTERNATIONAL EQUITY FUND (Prospectus Summary) | UBS INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNIEX
UBS INTERNATIONAL EQUITY FUND (Prospectus Summary) | UBS INTERNATIONAL EQUITY FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNIBX
UBS INTERNATIONAL EQUITY FUND (Prospectus Summary) | UBS INTERNATIONAL EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNICX
UBS INTERNATIONAL EQUITY FUND (Prospectus Summary) | UBS INTERNATIONAL EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNUEX
UBS MARKET NEUTRAL MULTI-STRATEGY FUND (Prospectus Summary) | UBS MARKET NEUTRAL MULTI-STRATEGY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNAX
UBS MARKET NEUTRAL MULTI-STRATEGY FUND (Prospectus Summary) | UBS MARKET NEUTRAL MULTI-STRATEGY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNCX
UBS MARKET NEUTRAL MULTI-STRATEGY FUND (Prospectus Summary) | UBS MARKET NEUTRAL MULTI-STRATEGY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMNYX
UBS U.S. LARGE CAP EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNEQX
UBS U.S. LARGE CAP EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP EQUITY FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNQBX
UBS U.S. LARGE CAP EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNQCX
UBS U.S. LARGE CAP EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPEQX
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNMBX
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNMCX
UBS U.S. SMALL CAP GROWTH FUND (Prospectus Summary) | UBS U.S. SMALL CAP GROWTH FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BISCX
UBS CORE PLUS BOND FUND (Prospectus Summary) | UBS CORE PLUS BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNBDX
UBS CORE PLUS BOND FUND (Prospectus Summary) | UBS CORE PLUS BOND FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNOBX
UBS CORE PLUS BOND FUND (Prospectus Summary) | UBS CORE PLUS BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNOCX
UBS CORE PLUS BOND FUND (Prospectus Summary) | UBS CORE PLUS BOND FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPBDX
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNOAX
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNOCX
UBS FIXED INCOME OPPORTUNITIES FUND (Prospectus Summary) | UBS FIXED INCOME OPPORTUNITIES FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNOYX
UBS GLOBAL BOND FUND (Prospectus Summary) | UBS GLOBAL BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNGBX
UBS GLOBAL BOND FUND (Prospectus Summary) | UBS GLOBAL BOND FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDBX
UBS GLOBAL BOND FUND (Prospectus Summary) | UBS GLOBAL BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDCX
UBS GLOBAL BOND FUND (Prospectus Summary) | UBS GLOBAL BOND FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGBX
UBS HIGH YIELD FUND (Prospectus Summary) | UBS HIGH YIELD FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNHYX
UBS HIGH YIELD FUND (Prospectus Summary) | UBS HIGH YIELD FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNHBX
UBS HIGH YIELD FUND (Prospectus Summary) | UBS HIGH YIELD FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNHCX
UBS HIGH YIELD FUND (Prospectus Summary) | UBS HIGH YIELD FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIHYX
UBS U.S. EQUITY ALPHA FUND (Prospectus Summary) | UBS U.S. EQUITY ALPHA FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEAAX
UBS U.S. EQUITY ALPHA FUND (Prospectus Summary) | UBS U.S. EQUITY ALPHA FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEACX
UBS U.S. EQUITY ALPHA FUND (Prospectus Summary) | UBS U.S. EQUITY ALPHA FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEAYX
UBS U.S. LARGE CAP VALUE EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP VALUE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVAX
UBS U.S. LARGE CAP VALUE EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP VALUE EQUITY FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVBX
UBS U.S. LARGE CAP VALUE EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP VALUE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNVCX
UBS U.S. LARGE CAP VALUE EQUITY FUND (Prospectus Summary) | UBS U.S. LARGE CAP VALUE EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUSVX
UBS ABSOLUTE RETURN BOND FUND (Prospectus Summary) | UBS ABSOLUTE RETURN BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNRAX
UBS ABSOLUTE RETURN BOND FUND (Prospectus Summary) | UBS ABSOLUTE RETURN BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNRCX
UBS ABSOLUTE RETURN BOND FUND (Prospectus Summary) | UBS ABSOLUTE RETURN BOND FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNRYX
UBS EMERGING MARKETS EQUITY FUND (Prospectus Summary) | UBS EMERGING MARKETS EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS EMERGING MARKETS EQUITY FUND (Prospectus Summary) | UBS EMERGING MARKETS EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS EMERGING MARKETS EQUITY FUND (Prospectus Summary) | UBS EMERGING MARKETS EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS U.S. REAL ESTATE EQUITY FUND (Prospectus Summary) | UBS U.S. REAL ESTATE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS U.S. REAL ESTATE EQUITY FUND (Prospectus Summary) | UBS U.S. REAL ESTATE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS U.S. REAL ESTATE EQUITY FUND (Prospectus Summary) | UBS U.S. REAL ESTATE EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS U.S. SMALL CAP EQUITY FUND (Prospectus Summary) | UBS U.S. SMALL CAP EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS U.S. SMALL CAP EQUITY FUND (Prospectus Summary) | UBS U.S. SMALL CAP EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
UBS U.S. SMALL CAP EQUITY FUND (Prospectus Summary) | UBS U.S. SMALL CAP EQUITY FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A